Annual Fund Operating Expenses	0 Months Ended
	Oct. 31, 2012
(Actively-Managed Exchange-Traded Funds) | (PIMCO Build America Bond Exchange-Traded Fund) | PIMCO Build America Bond Exchange-Traded Fund
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.45%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Exchange-Traded Fund) | PIMCO Enhanced Short Maturity Exchange-Traded Fund
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.35%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Foreign Currency Strategy Exchange-Traded Fund) | PIMCO Foreign Currency Strategy Exchange-Traded Fund
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.11%	[1]
Total Annual Fund Operating Expenses	0.76%
Fee Waiver and/or Expense Reimbursement	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund) | PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.61%	[4]
(Actively-Managed Exchange-Traded Funds) | (PIMCO Government Limited Maturity Exchange-Traded Fund) | PIMCO Government Limited Maturity Exchange-Traded Fund
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.25%	[1]
Total Annual Fund Operating Expenses	0.50%
Fee Waiver and/or Expense Reimbursement	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Exchange-Traded Fund) | PIMCO Intermediate Municipal Bond Exchange-Traded Fund
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.35%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Prime Limited Maturity Exchange-Traded Fund) | PIMCO Prime Limited Maturity Exchange-Traded Fund
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	0.45%
Fee Waiver and/or Expense Reimbursement	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Short Term Municipal Bond Exchange-Traded Fund) | PIMCO Short Term Municipal Bond Exchange-Traded Fund
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.35%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Total Return Exchange-Traded Fund) | PIMCO Total Return Exchange-Traded Fund
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(Index Exchange-Traded Funds) | (PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	0.27%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15%
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.15%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.09%
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.15%
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.15%
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund) | PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.15%
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. Treasury Index Exchange-Traded Fund) | PIMCO Broad U.S. Treasury Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.15%
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund) | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.20%
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund) | PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.20%
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Exchange-Traded Fund) | PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.20%
(Index Exchange-Traded Funds) | (PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund) | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.55%
(Index Exchange-Traded Funds) | (PIMCO High Yield Corporate Bond Index Exchange-Traded Fund) | PIMCO High Yield Corporate Bond Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	0.68%
Fee Waiver and/or Expense Reimbursement	(0.13%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%
(Index Exchange-Traded Funds) | (PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund) | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.20%
(Index Exchange-Traded Funds) | (PIMCO Australia Bond Index Exchange-Traded Fund) | PIMCO Australia Bond Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.45%
(Index Exchange-Traded Funds) | (PIMCO Canada Bond Index Exchange-Traded Fund) | PIMCO Canada Bond Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.45%
(Index Exchange-Traded Funds) | (PIMCO Germany Bond Index Exchange-Traded Fund) | PIMCO Germany Bond Index Exchange-Traded Fund
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.45%

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[3]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[4]	Total Annual Fund Operating Expenses excluding interest expense is 0.60%.
[5]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, until October 31, 2013, to waive a portion of its management fee equal to 0.06% of average daily net assets. Under the Fee Waiver Agreement, PIMCO is entitled to reimbursement by the Fund of any portion of the management fees waived, reduced or reimbursed pursuant to the Fee Waiver Agreement (the "Reimbursement Amount") during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees' fees pursuant to the Expense Limitation Agreement, exceed 0.0049% of the Fund's average net assets; 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. The Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.
[6]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided that organizational expenses and pro rata Trustees' fees, plus recoupment, do not exceed the Expense Limit.